Document and Entity Information	Jun. 23, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 23, 2022
Entity Registrant Name	GENERATION INCOME PROPERTIES, INC.
Entity Central Index Key	0001651721
Entity Emerging Growth Company	true
Amendment description	This Form 8-K/A (Amendment No. 1) is being filed solely to update Exhibit 10.1 to the Current Report on Form 8-K of Generation Income Properties, Inc. (the “Company”) originally filed with the Securities and Exchange Commission on June 27, 2022 (the “Original Report”) as an incorrect version of the subject agreement was inadvertently filed as Exhibit 10.1 on the Original Report. Other than updating Exhibit 10.1 filed herewith, no other changes have been made to the Original Report.
Entity Ex Transition Period	false
Entity File Number	001-40771
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-4427295
Entity Address, Address Line One	401 East Jackson Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	813
Local Phone Number	448-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GIPR
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	GIPRW
Security Exchange Name	NASDAQ